Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Accrued expenses [Abstract]
Schedule of accrued expenses
	December 31,	December 31,
	2022	2021
Accrued research and development costs including milestone payments	741,291	557,391
Professional fees	326,365	179,461
Accrued vacation & overtime	46,868	51,218
Employee benefits incl. share based payments	362,497	196,917
Accrued interest	457,812	—
Other	42,781	63,588
Total accrued expenses	1,977,614	1,048,575